Leases, Right-of-use assets (Details) - MXN ($) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2023	Dec. 31, 2024		Dec. 31, 2023
Right-of-use assets [Abstract]
Balance, beginning of period		$ 147,951		$ 268,938
Balance, end of period		67,205		147,951
Net effect of transaction amount	$ 20,227
Warehouse [Member]
Right-of-use assets [Abstract]
Balance, beginning of period		97,130
Balance, end of period		19,702		97,130
Term of lease contract	2 months
Cranes [Member]
Right-of-use assets [Abstract]
Balance, beginning of period		416
Balance, end of period		0		416
Courtyards [Member]
Right-of-use assets [Abstract]
Balance, beginning of period		49,022
Balance, end of period		47,503		49,022
Dock [Member]
Right-of-use assets [Abstract]
Balance, beginning of period		1,383
Balance, end of period		0		1,383
Corporate Building [Member]
Right-of-use assets [Abstract]
Term of lease contract	1 year
Gross carrying amount [Member]
Right-of-use assets [Abstract]
Balance, beginning of period		234,301		352,632
Additions				62,630
Disposals		(54,992)	[1]	(180,961)	[2]
Balance, end of period		179,309		234,301
Gross carrying amount [Member] | Warehouse [Member]
Right-of-use assets [Abstract]
Balance, beginning of period		150,625		245,741
Additions				62,630
Disposals		(43,020)	[1]	(157,746)	[2]
Balance, end of period		107,605		150,625
Gross carrying amount [Member] | Cranes [Member]
Right-of-use assets [Abstract]
Balance, beginning of period		4,977		4,977
Additions				0
Disposals		(4,977)	[1]	0	[2]
Balance, end of period		0		4,977
Gross carrying amount [Member] | Courtyards [Member]
Right-of-use assets [Abstract]
Balance, beginning of period		56,564		79,779
Additions				0
Disposals		(6,995)	[1]	(23,215)	[2]
Balance, end of period		49,569		56,564
Gross carrying amount [Member] | Dock [Member]
Right-of-use assets [Abstract]
Balance, beginning of period		22,135		22,135
Additions				0
Disposals		0	[1]	0	[2]
Balance, end of period		22,135		22,135
Depreciation [Member]
Right-of-use assets [Abstract]
Balance, beginning of period		(86,350)		(83,694)
Disposals		(37,799)		(78,377)
Depreciation		63,553		81,033
Balance, end of period		(112,104)		(86,350)
Depreciation [Member] | Warehouse [Member]
Right-of-use assets [Abstract]
Balance, beginning of period		(53,495)		(57,263)
Disposals		(21,510)		(68,704)
Depreciation		55,918		64,936
Balance, end of period		(87,903)		(53,495)
Depreciation [Member] | Cranes [Member]
Right-of-use assets [Abstract]
Balance, beginning of period		(4,561)		(2,073)
Disposals		(4,977)		0
Depreciation		416		2,488
Balance, end of period		0		(4,561)
Depreciation [Member] | Courtyards [Member]
Right-of-use assets [Abstract]
Balance, beginning of period		(7,542)		(9,140)
Disposals		(11,312)		(9,673)
Depreciation		5,836		8,075
Balance, end of period		(2,066)		(7,542)
Depreciation [Member] | Dock [Member]
Right-of-use assets [Abstract]
Balance, beginning of period		(20,752)		(15,218)
Disposals		0		0
Depreciation		1,383		5,534
Balance, end of period		$ (22,135)		$ (20,752)

[1]	Corresponds to disposals due to operational reorganization in the logistics and storage segments.
[2]	In August 2023, Ademsa renegotiated the lease contract for the offices and warehouses in Azcapotzalco, signing a new contract for one year and two months. The net effect of this transaction (credit) in the amount of $20,227 is shown under other income (expenses).